PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended																12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Buildings CNY	Dec. 31, 2011 Buildings CNY	Dec. 31, 2012 Capital lease of property CNY	Dec. 31, 2011 Capital lease of property CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Office and computer equipment CNY	Dec. 31, 2011 Office and computer equipment CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY	Dec. 31, 2012 Ambow Beijing campus and Shenyang K-12 CNY	Dec. 31, 2011 Ambow Beijing campus and Shenyang K-12 CNY	Dec. 31, 2010 Ambow Beijing campus and Shenyang K-12 CNY	Mar. 01, 2012 Ambow Beijing campus and Shenyang K-12 CNY	Dec. 30, 2010 Ambow Beijing campus and Shenyang K-12 CNY
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	714,184	618,596			303,804	220,767	52,133	12,000	10,527	15,370	149,064	141,126	198,656	229,333
Less: accumulated depreciation	(187,513)	(131,102)															(2,554)	(750)
Total	527,457	492,393		84,663											786	4,899
Impairment loss on property and equipment	130,545	0	0
Depreciation expenses of continuing operations	76,811	43,763	29,313														1,804	600	0
Capital leases of property included in Buildings																				40,133	12,000
Future lease payment as of December 31, 2012	0
Net carrying value of certain buildings for which the Group is in the process of applying for building ownership certificates	56,890